Organization and Business (Details 3) $ / shares in Units, $ in Thousands				6 Months Ended
	Dec. 31, 2014 segment	May. 31, 2013 USD ($)	Oct. 01, 2012 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) segment	May. 21, 2015	May. 01, 2014 USD ($)	Mar. 05, 2014 USD ($)
Acquisition information
Aggregate principal amount borrowed				$ 1,791,585
Segment information
Number of reportable segments | segment	1			1
Pine Prairie Disposition
Acquisition information
Purchase price of subject to standard post-closing adjustments received in cash						$ 147,700	$ 170,000
2020 Senior Notes
Acquisition information
Aggregate principal amount borrowed			$ 600,000	$ 293,625
Interest rate (as a percent)			10.75%		10.75%
2021 Senior Notes
Acquisition information
Aggregate principal amount borrowed		$ 700,000		$ 347,652
Interest rate (as a percent)		9.25%			9.25%
Eagle Property Acquisition
Acquisition information
Purchase price, cash			$ 325,000
Eagle Property Acquisition | 2020 Senior Notes
Acquisition information
Aggregate principal amount borrowed			$ 600,000
Interest rate (as a percent)			10.75%
Eagle Property Acquisition | Mandatorily redeemable convertible preferred units
Acquisition information
Purchase price, preferred shares | shares			325,000
Preferred stock, liquidation value (in dollars per share) | $ / shares			$ 1,000
Anadarko Basin Acquisition | 2021 Senior Notes | Panther Energy LLC
Acquisition information
Purchase price, cash		$ 618,000
Aggregate principal amount borrowed		$ 700,000
Interest rate (as a percent)		9.25%